PIA BBB Bond Fund
Schedule of Investments
August 31, 2026 (Unaudited)

CORPORATE BONDS - 89.9%	Par	Value
Aerospace/Defense - 2.3%
Boeing Co.
5.15%, 05/01/2030	$ 950,000	$ 952,651
5.71%, 05/01/2040	1,400,000	1,376,621
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	516,839
Northrop Grumman Corp., 4.95%, 03/15/2053	500,000	428,195
RTX Corp., 4.35%, 04/15/2047	1,000,000	807,100
		4,081,406

Agriculture - 2.0%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	147,990
3.40%, 05/06/2030	800,000	757,098
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	963,431
4.54%, 08/15/2047	400,000	316,374
5.65%, 03/16/2052	800,000	724,927
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	595,369
		3,505,189

Airlines - 0.3%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	502,001

Auto Manufacturers - 3.3%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	493,313
6.80%, 11/07/2028	500,000	515,224
7.12%, 11/07/2033	1,000,000	1,052,375
6.13%, 03/08/2034	500,000	497,438
General Motors Co., 5.20%, 04/01/2045	400,000	343,223
General Motors Financial Co., Inc.
3.60%, 06/21/2030	1,300,000	1,230,146
2.35%, 01/08/2031	1,500,000	1,331,164
5.63%, 04/04/2032	500,000	504,985
		5,967,868

Banks - 6.2%
Barclays PLC
4.84%, 05/09/2028	1,000,000	998,183
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	1,012,283
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	503,550
Citigroup, Inc.
4.45%, 09/29/2027	700,000	698,733
5.30%, 05/06/2044	540,000	489,403
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	500,000	508,879
Deutsche Bank AG/New York NY, 5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031	1,000,000	998,392
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	500,000	497,904
5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030 (a)	500,000	510,431
8.25%, 03/01/2038	225,000	267,339
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,002,158
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,198,866
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	515,636
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	772,999

Santander Holdings USA, Inc., 6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	1,032,504
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	213,557
		11,220,817

Beverages - 1.1%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	649,167
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	933,651
4.50%, 04/15/2052	500,000	386,574
		1,969,392

Biotechnology - 2.1%
Amgen, Inc.
5.25%, 03/02/2033	1,000,000	1,000,448
2.80%, 08/15/2041	500,000	349,838
4.66%, 06/15/2051	1,006,000	817,455
5.65%, 03/02/2053	500,000	465,578
Biogen, Inc., 2.25%, 05/01/2030	700,000	634,409
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	434,420
		3,702,148

Building Materials - 0.7%
Amrize Finance US LLC, 5.40%, 04/07/2035	500,000	494,554
Carrier Global Corp., 2.70%, 02/15/2031	240,000	217,758
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	618,007
		1,330,319

Chemicals - 1.3%
Dow Chemical Co.
7.38%, 11/01/2029	170,000	183,391
6.90%, 05/15/2053	500,000	521,694
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (a)	432,000	430,320
Nutrien Ltd., 2.95%, 05/13/2030	700,000	652,922
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	518,075
		2,306,402

Commercial Services - 0.7%
Equifax, Inc., 3.10%, 05/15/2030	500,000	466,302
Global Payments, Inc., 4.88%, 11/15/2030	500,000	486,686
Moody's Corp.
2.00%, 08/19/2031	250,000	218,120
3.10%, 11/29/2061	250,000	142,970
		1,314,078

Computers - 1.7%
Dell International LLC / EMC Corp.
6.20%, 07/15/2030	500,000	517,764
5.25%, 02/15/2037	1,000,000	960,518
3.45%, 12/15/2051	181,000	120,194
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	1,000,000	983,384
HP, Inc., 5.50%, 01/15/2033	500,000	502,122
		3,083,982

Diversified Financial Services - 2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,353,901
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	472,095
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	506,949
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	505,147

Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	953,148
Sumisho Air Lease Corp., 5.30%, 02/01/2028	1,000,000	1,005,778
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	500,000	498,555
		5,295,573

Electric - 7.6%
AEP Texas, Inc., 5.45%, 05/15/2029	500,000	507,047
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	516,682
Black Hills Corp., 6.00%, 01/15/2035	500,000	508,718
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	235,518
Dominion Energy, Inc.
2.25%, 08/15/2031	500,000	436,953
4.90%, 08/01/2041	470,000	416,010
Duke Energy Corp.
2.45%, 06/01/2030	950,000	866,216
3.30%, 06/15/2041	1,000,000	735,490
El Paso Electric Co., 6.00%, 05/15/2035	850,000	857,027
Eversource Energy, 2.55%, 03/15/2031	500,000	447,473
Exelon Corp., 5.45%, 03/15/2034	600,000	598,844
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	625,507
Interstate Power and Light Co., 5.60%, 06/29/2035	500,000	502,559
National Grid PLC, 5.41%, 06/09/2036	500,000	486,906
NextEra Energy Capital Holdings, Inc.
2.25%, 06/01/2030	400,000	362,703
5.25%, 03/15/2034	600,000	592,470
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,182,125
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	595,836
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	253,549
System Energy Resources, Inc., 5.30%, 12/15/2034	500,000	489,173
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	436,233
		13,653,039

Food - 2.7%
Conagra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,349,226
General Mills, Inc., 2.25%, 10/14/2031	700,000	611,140
Kraft Heinz Foods Co.
5.20%, 03/15/2032	500,000	498,845
4.88%, 10/01/2049	600,000	488,064
Kroger Co., 5.50%, 09/15/2054	500,000	448,400
Mondelez International, Inc., 1.50%, 02/04/2031	500,000	432,206
Sysco Corp.
5.95%, 04/01/2030	464,000	475,614
3.15%, 12/14/2051	400,000	243,419
Tyson Foods, Inc., 4.35%, 03/01/2029	340,000	336,252
		4,883,166

Forest Products & Paper - 0.4%
International Paper Co., 6.00%, 11/15/2041	700,000	695,067

Gas - 0.3%
NiSource, Inc.
5.35%, 04/01/2034	250,000	248,851
5.25%, 02/15/2043	400,000	366,161
		615,012

Hand/Machine Tools - 0.2%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	296,537

Healthcare-Products - 1.0%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	191,317
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	512,959
Solventum Corp., 5.60%, 03/23/2034	500,000	501,999
Stryker Corp., 1.95%, 06/15/2030	700,000	628,439
		1,834,714

Healthcare-Services - 3.2%
Cigna Group
5.25%, 01/15/2036	500,000	488,445
3.40%, 03/15/2050	600,000	395,826
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	506,515
4.65%, 08/15/2044	600,000	502,389
5.13%, 02/15/2053	1,000,000	854,083
HCA, Inc.
4.13%, 06/15/2029	1,000,000	980,846
5.60%, 04/01/2034	1,000,000	1,003,872
4.38%, 03/15/2042	600,000	496,675
Humana, Inc., 4.88%, 04/01/2030	500,000	495,037
		5,723,688

Household Products/Wares - 0.3%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	494,587

Insurance - 4.3%
American International Group, Inc., 5.45%, 05/07/2035	500,000	498,103
Aon Corp., 2.80%, 05/15/2030	600,000	554,303
Athene Holding Ltd., 6.15%, 08/15/2036	500,000	494,928
CNA Financial Corp., 5.13%, 02/15/2034	500,000	486,061
Corebridge Financial, Inc.
3.90%, 04/05/2032	500,000	462,912
6.05%, 09/15/2033	500,000	513,472
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,757,346
Lincoln National Corp.
3.80%, 03/01/2028	120,000	118,234
5.85%, 03/15/2034	500,000	502,801
MetLife, Inc., 6.40%, 12/15/2036	855,000	861,919
Old Republic International Corp., 5.75%, 03/28/2034	1,000,000	1,001,413
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	483,866
		7,735,358

Internet - 0.5%
eBay, Inc., 2.60%, 05/10/2031	500,000	447,143
Expedia Group, Inc., 5.40%, 02/15/2035	500,000	487,812
		934,955

Investment Companies - 1.6%
Ares Capital Corp., 5.80%, 03/08/2032	1,000,000	985,600
Ares Strategic Income Fund, 5.55%, 04/15/2031	500,000	482,814
Blackstone Private Credit Fund, 5.95%, 07/16/2029	500,000	499,630
Blue Owl Capital Corp., 6.20%, 07/15/2030	500,000	498,056
HPS Corporate Lending Fund, 6.30%, 08/19/2031 (a)	500,000	494,749
		2,960,849

Iron/Steel - 0.6%
Steel Dynamics, Inc., 5.25%, 05/15/2035	500,000	491,592
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	516,062

		1,007,654

Lodging - 1.1%
Hyatt Hotels Corp., 5.75%, 03/30/2032	500,000	508,029
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	500,783
Sands China Ltd., 2.30%, 03/08/2027 (b)	1,000,000	988,513
		1,997,325

Machinery-Diversified - 1.1%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	501,294
IDEX Corp., 3.00%, 05/01/2030	1,000,000	932,720
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	504,738
		1,938,752

Media - 3.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
7.09%, 09/01/2038 (a)	1,744,000	1,725,889
7.34%, 09/01/2041 (a)	620,000	615,274
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	938,560
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	581,000	531,937
5.14%, 03/15/2052	210,000	141,750
Paramount Global, 4.38%, 03/15/2043	610,000	386,168
Space Exploration Technologies Corp., 5.88%, 07/15/2036 (a)	1,200,000	1,128,275
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	884,272
		6,352,125

Mining - 0.5%
Southern Copper Corp., 6.75%, 04/16/2040	750,000	807,805

Miscellaneous Manufacturing - 0.3%
Textron, Inc., 6.10%, 11/15/2033	500,000	519,551

Oil & Gas - 2.7%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	700,000	603,120
Devon Energy Corp., 5.20%, 09/15/2034	1,000,000	985,631
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	461,445
Occidental Petroleum Corp., 5.55%, 10/01/2034	1,000,000	1,009,175
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	347,605
Valero Energy Corp.
2.80%, 12/01/2031	750,000	669,745
6.63%, 06/15/2037	655,000	705,935
		4,782,656

Oil & Gas Services - 0.5%
Halliburton Co., 2.92%, 03/01/2030	1,000,000	934,082

Packaging & Containers - 0.6%
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030	500,000	501,141
WRKCo, Inc., 3.90%, 06/01/2028	500,000	492,204
		993,345

Pharmaceuticals - 2.9%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	232,598
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	124,054
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	2,060,476

5.13%, 07/20/2045	500,000	433,678
5.05%, 03/25/2048	1,000,000	845,963
6.05%, 06/01/2054	500,000	476,097
Viatris, Inc., 2.70%, 06/22/2030	600,000	545,704
Zoetis, Inc., 2.00%, 05/15/2030	600,000	539,919
		5,258,489

Pipelines - 7.1%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	457,459
Enbridge, Inc.
4.50%, 02/15/2031	500,000	487,848
3.40%, 08/01/2051	250,000	162,075
5.95%, 04/05/2054	500,000	480,400
Energy Transfer LP
5.25%, 07/01/2029	1,200,000	1,211,804
5.00%, 05/15/2050	1,000,000	819,923
5.95%, 05/15/2054	500,000	464,140
Enterprise Products Operating LLC, 3.30%, 02/15/2053	500,000	321,253
Kinder Morgan Energy Partners LP, 5.80%, 03/15/2035	1,270,000	1,289,095
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	526,734
5.55%, 06/01/2045	700,000	647,872
MPLX LP
4.25%, 12/01/2027	515,000	512,779
4.95%, 03/14/2052	600,000	491,600
ONEOK, Inc.
6.10%, 11/15/2032	500,000	518,112
5.70%, 11/01/2054	500,000	454,843
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	520,366
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054	1,000,000	926,942
Targa Resources Corp.
5.20%, 07/01/2027	500,000	503,011
4.90%, 09/15/2030	500,000	496,261
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,065,741
Williams Cos., Inc., 5.10%, 09/15/2045	500,000	438,786
		12,797,044

REITS - 5.3%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	520,799
American Tower Corp., 1.88%, 10/15/2030	1,000,000	881,361
Boston Properties LP, 3.25%, 01/30/2031	675,000	622,176
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	448,755
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	495,934
2.25%, 01/15/2031	600,000	528,791
Equinix, Inc.
1.55%, 03/15/2028	500,000	476,417
3.90%, 04/15/2032	100,000	92,629
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	513,367
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	220,851
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	330,141
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	868,834
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	966,711
Store Capital LLC
4.50%, 03/15/2028	810,000	804,908
5.40%, 04/30/2030	1,000,000	1,001,075
Ventas Realty LP, 5.63%, 07/01/2034	600,000	605,048
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	248,533
		9,626,330

Retail - 2.6%
AutoZone, Inc., 4.75%, 08/01/2032	500,000	487,285
Genuine Parts Co., 1.88%, 11/01/2030	500,000	434,015
Lowe's Cos., Inc.
1.70%, 10/15/2030	500,000	439,128
5.63%, 04/15/2053	1,000,000	918,144
McDonald's Corp., 4.88%, 12/09/2045	550,000	476,042
O'Reilly Automotive, Inc., 5.05%, 08/14/2031	500,000	497,928
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	908,306
Tractor Supply Co., 1.75%, 11/01/2030	500,000	436,215
		4,597,063

Semiconductors - 2.0%
Broadcom, Inc., 3.19%, 11/15/2036	55,000	43,441
Intel Corp.
5.20%, 02/10/2033	1,500,000	1,483,006
5.60%, 02/21/2054	1,000,000	877,070
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	220,457
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	500,000	499,316
2.50%, 05/11/2031	500,000	443,183
		3,566,473

Software - 3.5%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	590,910
Fiserv, Inc.
5.63%, 08/21/2033	500,000	495,108
5.25%, 08/11/2035	500,000	476,882
Oracle Corp.
4.95%, 02/04/2031	1,000,000	957,593
5.50%, 08/03/2035	670,000	614,195
3.65%, 03/25/2041	1,400,000	946,090
3.95%, 03/25/2051	1,350,000	819,569
5.55%, 02/06/2053	1,000,000	755,977
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	630,844
		6,287,168

Telecommunications - 7.7%
AT&T, Inc.
2.55%, 12/01/2033	875,000	722,381
5.13%, 04/30/2036	1,000,000	952,171
3.50%, 09/15/2053	2,368,000	1,444,931
3.55%, 09/15/2055	1,196,000	724,509
3.80%, 12/01/2057	727,000	456,089
British Telecommunications Ltd., 9.63%, 12/15/2030 (b)	855,000	997,644
Deutsche Telekom International Finance BV, 8.25%, 06/15/2030 (b)	345,000	382,149
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	494,856
Orange SA, 5.38%, 01/13/2042	575,000	538,739
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	511,482
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,538,420
2.25%, 11/15/2031	600,000	519,793
3.40%, 10/15/2052	1,100,000	677,569
5.65%, 01/15/2053	500,000	446,226
Verizon Communications, Inc.
2.55%, 03/21/2031	336,000	302,131
5.40%, 07/02/2037	523,000	505,506
4.86%, 08/21/2046	1,500,000	1,248,114
3.55%, 03/22/2051	1,000,000	658,741

2.99%, 10/30/2056	600,000		332,127
Vodafone Group PLC, 6.10%, 06/18/2056	500,000		474,463
			13,928,041

Transportation - 0.7%
Kirby Corp., 4.20%, 03/01/2028	450,000		445,877
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000		222,005
2.90%, 08/25/2051	1,000,000		598,015
			1,265,897

Trucking & Leasing - 0.2%
GATX Corp., 1.90%, 06/01/2031	500,000		431,932

Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000		603,770
TOTAL CORPORATE BONDS (Cost $178,653,199)			161,801,649

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 6.1%
Indonesia Government International Bond
3.85%, 10/15/2030	500,000		480,488
4.70%, 02/10/2034	500,000		480,928
5.15%, 09/10/2054	500,000		436,487
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000		1,289,730
5.63%, 02/09/2034	200,000		194,260
6.88%, 05/13/2037	200,000		205,920
4.75%, 03/08/2044	2,490,000		1,947,180
Panama Government International Bond
2.25%, 09/29/2032	1,700,000		1,412,700
6.70%, 01/26/2036	750,000		790,125
Peruvian Government International Bond
3.00%, 01/15/2034	400,000		340,600
6.55%, 03/14/2037	1,050,000		1,116,990
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000		1,549,456
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000		794,880
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,785,039)			11,039,744

U.S. TREASURY SECURITIES - 2.5%
United States Treasury Note/Bond
4.38%, 05/15/2036	1,100,000		1,068,117
4.75%, 08/15/2055	3,700,000		3,418,887
TOTAL U.S. TREASURY SECURITIES (Cost $4,681,316)			4,487,004

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.56% (c)	1,138,431		1,138,431
TOTAL MONEY MARKET FUNDS (Cost $1,138,431)			1,138,431

TOTAL INVESTMENTS - 99.1% (Cost $197,257,985)			178,466,828
Other Assets in Excess of Liabilities - 0.9%		0.00880	1,584,383
TOTAL NET ASSETS - 100.0%			$ 180,051,211

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2026, the value of these securities total $4,904,938 or 2.7% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of August 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

PIA BBB Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 161,801,649	$ –	$ 161,801,649
Foreign Government Debt Obligations	–	11,039,744	–	11,039,744
U.S. Treasury Securities	–	4,487,004	–	4,487,004
Money Market Funds	1,138,431	–	–	1,138,431
Total Investments	$ 1,138,431	$ 177,328,397	$ –	$ 178,466,828